General Information	12 Months Ended
Dec. 31, 2019
General Information

1. General Information

The accompanying consolidated financial statements include the accounts of Performance Shipping Inc. (or “Performance”) and its wholly-owned subsidiaries (collectively, the “Company”). Performance was incorporated as Diana Containerships Inc. on January 7, 2010, under the laws of the Republic of the Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act. On February 19, 2019, the Company’s Annual Meeting of Shareholders approved an amendment to the Company’s Amended and Restated Articles of Incorporation to change the name of the Company from “Diana Containerships Inc.” to “Performance Shipping Inc.,” which was effected on February 25, 2019.  The Company’s common shares traded on the Nasdaq Global Select Market until March 5, 2020, and effective March 6, 2020, they trade on the Nasdaq Capital Market. The Company’s ticker symbol has been “DCIX” until March 30, 2020, at which date it changed to “PSHG”.

The Company is a global provider of shipping transportation services through the ownership of container vessels since its incorporation and also through the ownership of tanker vessels since August 2019, and operates its fleet through Unitized Ocean Transport Limited, a wholly-owned subsidiary, or, from time to time, through other managers, as described below.

Following the acquisition of the tanker vessels during 2019 (Notes 3, 4, 5 and 14), the Company has determined that it operates under two reportable segments, one relating to its operations of container vessels (containers segment) and one to the operations of tanker vessels (tankers segment). The accounting policies that apply to the reportable segments are the same as those used in the preparation of the Company's consolidated financial statements (Notes 2 and 13).

As at December 31, 2019, the Company was the sole owner of all outstanding shares of the following subsidiaries:

a/a	Company	Place of Incorporation	Vessel	Flag	Capacity	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Aframax Tanker Vessels
1	Taburao Shipping Company Inc. (Notes 3, 5)	Marshall Islands	Blue Moon	Marshall Islands	104,623 DWT	Sep-11	Aug-19	-
2	Tarawa Shipping Company Inc. (Notes 3, 5)	Marshall Islands	Briolette	Marshall Islands	104,588 DWT	Apr-11	Nov-19	-
3	Rongelap Shipping Company Inc. (Notes 3, 4 and 14 (c))	Marshall Islands	P. Fos (ex Virgo Sun)	Marshall Islands	115,577 DWT	Mar-07	Jan-20	-
Vessel Owning Subsidiaries - Panamax Container Vessels
4	Rongerik Shipping Company Inc.	Marshall Islands	Domingo	Marshall Islands	3,739 TEU	Mar-01	Feb-12	-
Vessel Owning Subsidiaries - Post-Panamax Container Vessels
5	Meck Shipping Company Inc. (Note 14 (d))	Marshall Islands	Rotterdam	Marshall Islands	6,494 TEU	Jul-08	Sep-15	Apr-20
Vessel Owning Subsidiaries - Sold Container Vessels
6	Utirik Shipping Company Inc.	Marshall Islands	Doukato	Marshall Islands	3,739 TEU	Feb-02	Feb-12	Jun-17
7	Delap Shipping Company Inc.	Marshall Islands	March	Marshall Islands	5,576 TEU	May-04	Sep-14	Mar-18
8	Jabor Shipping Company Inc.	Marshall Islands	Great	Marshall Islands	5,576 TEU	Apr-04	Oct-14	Mar-18
9	Likiep Shipping Company Inc.	Marshall Islands	Sagitta	Marshall Islands	3,426 TEU	Jun-10	Jun-10	Apr-18
10	Orangina Inc.	Marshall Islands	Centaurus	Marshall Islands	3,426 TEU	Jul-10	Jul-10	May-18
11	Eluk Shipping Company Inc.	Marshall Islands	Puelo	Marshall Islands	6,541 TEU	Nov-06	Aug-13	Jun-18
12	Langor Shipping Company Inc.	Marshall Islands	Hamburg	Marshall Islands	6,494 TEU	Mar-09	Nov-15	Jul-18
13	Dud Shipping Company Inc. (Note 5)	Marshall Islands	Pamina	Marshall Islands	5,042 TEU	May-05	Nov-14	Oct-19
14	Oruk Shipping Company Inc. (Note 5)	Marshall Islands	Pucon	Marshall Islands	6,541 TEU	Aug-06	Sep-13	Nov-19
Other Subsidiaries
15	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-
16	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-

Container Carriers (USA) LLC ("Container Carriers"), was established in July 2014 in the State of Delaware, USA, to act as the Company's authorized representative in the United States.

Unitized Ocean Transport Limited (the “Manager” or “UOT”), was established for the purpose of providing the Company and its vessels with management and administrative services, effective March 1, 2013. The fees payable to UOT pursuant to the respective management and administrative agreements are eliminated in consolidation as intercompany transactions.

Upon delivery of the tanker vessels “Blue Moon” and “Briolette” in 2019 (Note 5), the Company appointed Maersk Tankers A/S (“Maersk Tankers”), an unaffiliated entity, to provide management services to these vessels for a certain period of time. For 2019, management fees to Maersk Tankers amounted to $142 and are included in Management fees, and commissions to Maersk Tankers amounted to $42 and are included in Voyage expenses in the accompanying consolidated statements of operations. As at December 31, 2019, there was an amount of $512 due from Maersk Tankers, which is included in Prepaid expenses and other assets in the accompanying consolidated balance sheet. Furthermore, in late December 2019, the Company appointed Diana Wilhelmsen Management Limited (“DWM”), an affiliated until February 2020 entity, to provide management services to the Company’s container vessels “Rotterdam” and “Domingo” (Note 3).

Until March 2018, Wilhelmsen Ship Management LTD, an unaffiliated third party, provided management services to the laid-up vessels of the Company's fleet for a fixed monthly fee for each vessel. The fees payable to Wilhelmsen Ship Management LTD amounted to $62 and $697 for the years ended December 31, 2018 and 2017, respectively, and are included in Vessel operating expenses in the accompanying consolidated statements of operations.

During 2019, 2018 and 2017, charterers that accounted for more than 10% of the Company’s voyage and hire revenues, were as follows:

Charterer	2019	2018	2017
A - Containers' segment	31%	29%	-
B - Containers' segment	-	-	18%
C - Containers' segment	10%	32%	24%
D - Containers' segment	16%	19%	35%
E - Containers' segment	11%	-	-
F - Tankers' segment	13%	-	-